Investments in Unconsolidated Joint Ventures (Liberty Illinois, LP) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) a ft² bldg	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) ft² bldg
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	72
Management fee income	$ 73,224,000	$ 82,673,000	$ 12,941,000
Joint venture, 2016 sales current quarter | Building and Building Improvements | Liberty Illinois, LP | Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg			4
Leaseable square feet (in sqft) | ft²			636,000
Proceeds from sale of property			$ 32,500,000
Gain (Loss) on Investments | General Partner | Joint venture, 2016 sales current quarter | Building and Building Improvements | Liberty Illinois, LP | Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Gains on sale of land and building			1,000,000.0
Chicago/Minneapolis | Liberty Illinois, LP
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%
Chicago/Minneapolis | Building and Building Improvements | Liberty Illinois, LP
Schedule of Equity Method Investments [Line Items]
Leaseable square feet (in sqft) | ft²	4,900,000
Chicago/Minneapolis | Building and Building Improvements | Industrial Property | Liberty Illinois, LP
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	12
Chicago/Minneapolis | Land and Land Improvements | Liberty Illinois, LP
Schedule of Equity Method Investments [Line Items]
Acres of developable land (in acres) | a	248.0
Liberty Illinois, LP | Chicago/Minneapolis | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Management fee income	$ 900,000	900,000	$ 1,000,000.0
Prepaid Expenses and Other Current Assets | Liberty Illinois, LP | Equity Method Investee
Schedule of Equity Method Investments [Line Items]
Due from related parties	$ 331,000	$ 5,000